Accrued Expenses, Other Current Liabilities and Long Term Accrued Expenses (Details) - 12 months ended Mar. 31, 2026 $ in Thousands	USD ($) Segments	HKD ($)
Accrued Expenses, Other Current Liabilities and Long Term Accrued Expenses [Line Items]
Number of reportable segment (in Segments) | Segments	2
Employees employed period	5 years
Eligible employees to be retired	May 01, 2025
Long service payments	$ 50	$ 390,000
Post transition	50	$ 390,000
Metal Stamping [Member]
Accrued Expenses, Other Current Liabilities and Long Term Accrued Expenses [Line Items]
Adjustment to liabilities	125
Employment termination	5
Mechanical OEM and Electric OEM [Member]
Accrued Expenses, Other Current Liabilities and Long Term Accrued Expenses [Line Items]
Adjustment to liabilities	104
Employment termination	5
Location, Statement of Income, Balance [Axis]: us-gaap:CostOfSalesMember
Accrued Expenses, Other Current Liabilities and Long Term Accrued Expenses [Line Items]
Adjustment to liabilities	229
Location, Statement of Income, Balance [Axis]: us-gaap:GeneralAndAdministrativeExpenseMember
Accrued Expenses, Other Current Liabilities and Long Term Accrued Expenses [Line Items]
Adjustment to liabilities	$ 10